SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

On January 8, 2022, the Company entered into a stock purchase agreement to acquire 100% of the issued and outstanding shares of Rejuv IV, Inc., a California company, (or “Ketadash”) from the seller (the “Seller”). The purchase price of the shares is $250,000 payable as follows: (i) $75,000 in cash, and (ii) $175,000 of common stock valued at the average closing price for the five trading days preceding January 8, 2022. As of the date of this filing, the Company paid 100% of the purchase price, paid the $75,000 in cash and issued 19,977,169 shares of common stock.

Subsequent to year end, the Company issued 15,800,000 shares of common stock upon the conversion of $158,000 of convertible debt in accordance with the terms of the agreement.

Subsequent to year end, the Company issued 5,055,381 to a consultant for services rendered at a fair value of approximately $75,000.

Subsequent to year end, the Company received 212,488 shares of Wesana Health Holdings, Inc. in exchange for all of the Company’s Psytech shares.

Mycotopia Merger

On May 18, 2022, Mycotopia entered into an Agreement and Plan of Merger (the “Agreement” whereby Mycotopia will merge with a wholly owned subsidiary of PSLY.com. Simultaneously E,iVentures, Inc. (“E.i”) will merge with a separate wholly owned subsidiary of PSLY.com.

At closing each share of common stock of Mycotopia, par value $.001 per share (the “Mycotopia Common Stock”), issued and outstanding immediately prior to the effective time of the merger shall be converted into the right to receive 0.25 fully paid and nonassessable share of PSLY.com Common Stock.

At Closing each share of common stock of E.i will be convertible into the right receive a number of PSLY.com Common Stock equal to (i) the sum of $360,000,000 (Three Hundred Sixty Million Dollars) (ii) divided by $1.56, the result of which is divided by (iii) the product of the total number of shares of EVI Common Stock then issued and outstanding times four (4).

The closing of the Merger will take place as soon as practicable (and, in any event, within two (2) Business Days) after satisfaction of all conditions to the Merger.